UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number   811-4870

General New York Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	02/28/10

FORM N-Q

Item 1.   Schedule of Investments.

STATEMENT OF INVESTMENTS
General New York Municipal Money Market Fund

February 28, 2010 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.2%	Rate (%)	Date	Amount ($)	Value ($)
Albany County Airport Authority,
Airport Revenue, Refunding
(LOC; Bank of America)	0.28	3/7/10	5,680,000 a	5,680,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital Project) (LOC; Key
Bank)	0.30	3/7/10	4,835,000 a	4,835,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Bank)	0.25	3/7/10	3,005,000 a	3,005,000
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Bank of America)	0.16	3/1/10	1,900,000 a	1,900,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)	0.41	3/7/10	1,875,000 a	1,875,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)	0.44	3/7/10	975,000 a	975,000
Auburn Industrial Development
Authority, IDR (Fat Tire LLC
Project) (LOC; Key Bank)	0.65	3/7/10	1,275,000 a	1,275,000
Brookhaven-Comsewogue Union Free
School District, GO Notes, TAN	1.25	4/30/10	1,400,000	1,401,733
Campbell-Savona Central School
District, GO Notes, BAN	2.00	6/24/10	2,560,000	2,568,452
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain
Valley Physicians Hospital

(Insured; Radian Group and
Liquidity Facility; Key Bank)	0.30	3/7/10	9,100,000 a	9,100,000
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain
Valley Physicians Hospital
Medical Center Project) (LOC;
Key Bank)	0.30	3/7/10	2,000,000 a	2,000,000
Cold Spring Harbor Central School
District, GO Notes, TAN	2.00	6/30/10	2,455,000	2,467,181
East Hampton Union Free School
District, GO Notes, TAN	1.00	6/30/10	2,605,000	2,610,341
Elmira City School District,
GO Notes, BAN	1.50	6/30/10	2,700,000	2,707,636
Erie County Fiscal Stability
Authority, GO Notes, BAN	1.25	7/30/10	2,755,000	2,762,732
Erie County Industrial Development
Agency, Civic Facility Revenue
(Hauptman-Woodward Project)
(LOC; Key Bank)	0.45	3/7/10	2,040,000 a	2,040,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(People Inc. Project) (LOC;
Key Bank)	0.45	3/7/10	1,930,000 a	1,930,000
Erie County Industrial Development
Agency, IDR (Hydro-Air
Components Inc. Project) (LOC;
HSBC Bank USA)	0.35	3/7/10	4,230,000 a	4,230,000
Erie County Industrial Development
Agency, IDR (Luminescent
Systems, Inc. Project) (LOC;
HSBC Bank USA)	0.35	3/7/10	6,000,000 a	6,000,000
Erie County Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (United
Cerebral Palsy Association of
Western New York, Inc.
Project) (LOC; Key Bank)	0.45	3/7/10	3,430,000 a	3,430,000
Fishkill,
GO Notes, BAN	2.00	4/30/10	1,665,000	1,667,732
Fort Plain Central School

District, GO Notes, BAN	2.00	6/24/10	1,765,000	1,772,506
Hempstead Industrial Development
Agency, IDR, Refunding
(Trigen-Nassau Energy
Corporation) (LOC; Societe
Generale)	0.23	3/7/10	5,200,000 a	5,200,000
Heuvelton Central School District,
GO Notes, BAN	1.50	6/30/10	1,200,000	1,203,378
Long Island Power Authority,
CP (Long Island Lighting
Company) (LOC; JPMorgan Chase
Bank)	0.35	6/10/10	3,100,000	3,100,000
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.28	3/7/10	8,400,000 a	8,400,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Westdeutsche
Landesbank)	0.13	3/1/10	1,300,000 a	1,300,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.23	3/7/10	42,000,000 a	42,000,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Heritage
Christian Home Project) (LOC;
Key Bank)	0.50	3/7/10	1,755,000 a	1,755,000
Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1, LLC -
Robert Weslayan College
Project) (LOC; M&T Bank)	0.30	3/7/10	2,680,000 a	2,680,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Banco Santander)	0.30	3/7/10	6,940,000 a	6,940,000

Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Bank)	0.30	3/7/10	9,000,000 a	9,000,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.14	3/1/10	5,000,000 a	5,000,000
New York City,
GO Notes (Liquidity Facility;
Wachovia Bank)	0.12	3/1/10	10,400,000 a	10,400,000
New York City,
GO Notes (LOC; Bank of America)	0.21	3/7/10	29,000,000 a	29,000,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.14	3/1/10	1,000,000 a	1,000,000
New York City,
GO Notes (LOC; Westdeutsche
Landesbank)	0.14	3/1/10	10,000,000 a	10,000,000
New York City,
GO Notes (LOC; Westdeutsche
Landesbank)	0.17	3/7/10	9,900,000 a	9,900,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; JPMorgan Chase Bank)	0.21	3/7/10	5,000,000 a	5,000,000
New York City Housing Development
Corporation, MFMR (The Crest
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.20	3/7/10	7,000,000 a	7,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (A Very
Special Place, Inc. Project)
(LOC; HSBC Bank USA)	0.35	3/7/10	5,095,000 a	5,095,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Columbia
Grammar and Preparatory School
Project) (LOC; Allied Irish
Banks)	0.60	3/7/10	7,600,000 a	7,600,000
New York City Industrial
Development Agency, Civic

Facility Revenue (French
Institute-Alliance Francaise
de New York - Federation of
French Alliances in the United
States Project) (LOC; M&T Bank)	0.45	3/7/10	3,565,000 a	3,565,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Heart Share
Human Services of New York,
Roman Catholic Diocese of
Brooklyn Project) (LOC; HSBC
Bank USA)	0.35	3/7/10	7,105,000 a	7,105,000
New York City Industrial
Development Agency, Civic
Facility Revenue (New York
Psychotherapy Project) (LOC;
JPMorgan Chase Bank)	0.18	3/7/10	3,000,000 a	3,000,000
New York City Industrial
Development Agency, IDR
(Allway Tools Inc. Additional
Project) (LOC; Citibank NA)	0.58	3/7/10	1,605,000 a	1,605,000
New York City Industrial
Development Agency, IDR (Gary
Plastic Packaging Corporation
Project) (LOC; JPMorgan Chase
Bank)	0.40	3/7/10	3,100,000 a	3,100,000
New York City Industrial
Development Agency, IDR
(Linear Lighting Corporation
Project) (LOC; M&T Bank)	1.20	3/7/10	1,000,000 a	1,000,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility:
Bayerische Landesbank and
Westdeutsche Landesbank)	0.30	3/3/10	2,500,000	2,500,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Bank of America)	0.12	3/1/10	2,700,000 a	2,700,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General

Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.13	3/1/10	3,800,000 a	3,800,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Westdeutsche Landesbank)	0.22	3/7/10	6,500,000 a	6,500,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Bayerische
Landesbank)	0.14	3/1/10	1,100,000 a	1,100,000
New York Liberty Development
Corporation, Multi-Modal
Liberty Revenue (World Trade
Center Project)	0.50	1/18/11	13,000,000	13,000,000
New York State Dormitory
Authority, Consolidated
Service Contract Revenue,
Refunding	1.50	7/1/10	3,690,000	3,703,682
New York State Dormitory
Authority, Revenue (Long
Island University) (LOC;
Allied Irish Banks)	0.37	3/7/10	15,280,000 a	15,280,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	0.18	3/7/10	10,270,000 a	10,270,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	0.20	3/7/10	10,420,000 a	10,420,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel
Project) (LOC; JPMorgan Chase
Bank)	0.25	3/7/10	2,200,000 a	2,200,000
New York State Housing Finance
Agency, Housing Revenue (Rip
Van Winkle House Project)
(LOC; FHLMC)	0.23	3/7/10	7,500,000 a	7,500,000
New York State Housing Finance
Agency, Housing Revenue (Sea

Park West Apartments Project)
(LOC; FHLMC)	0.23	3/7/10	5,100,000 a	5,100,000
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Liquidity Facility; Citibank
NA)	0.20	3/7/10	5,545,000 a,b	5,545,000
New York State Mortgage Agency,
Mortgage Revenue (Liquidity
Facility; Citibank NA)	0.25	3/7/10	6,115,000 a,b	6,115,000
Niagara County Industrial
Development Agency, Civic
Facility Revenue (NYSARC Inc.,
Niagara County Chapter) (LOC;
Key Bank)	0.45	3/7/10	2,835,000 a	2,835,000
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Mohawk
Valley Community College
Dormitory Corporation Project)
(LOC; Citibank NA)	0.18	3/7/10	8,140,000 a	8,140,000
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.30	4/9/10	7,300,000	7,300,000
Port Authority of New York and New
Jersey, Equipment Notes	0.26	3/7/10	5,600,000 a	5,600,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligations) (Liquidity
Facility; Landesbank Hessen-
Thuringen Girozentrale)	0.14	3/1/10	5,800,000 a	5,800,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligations) (LOC; Bayerische
Landesbank)	0.17	3/1/10	6,700,000 a	6,700,000
Putnam County Industrial
Development Agency, IDR (Broad
Reach, LLC Project) (LOC; RBS
Citizens NA)	0.70	3/7/10	2,685,000 a	2,685,000

Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Bank)	0.30	3/7/10	3,800,000 a	3,800,000
Saint Lawrence County Industrial
Development Agency, IDR (Saint
Lawrence County Newspapers
Corporation Project) (LOC; Key
Bank)	0.65	3/7/10	745,000 a	745,000
Schenectady Industrial Development
Agency, IDR (Fortitech Holding
Corporation Project) (LOC;
Bank of America)	0.67	3/7/10	865,000 a	865,000
Schoharie County Industrial
Development Agency, Civic
Facility Revenue (Bassett
Hospital of Schoharie County
Project) (LOC; Key Bank)	0.50	3/7/10	1,780,000 a	1,780,000
Smithtown Central School District,
GO Notes, TAN	1.00	6/25/10	4,810,000	4,818,694
South Jefferson Central School
District, GO Notes, BAN	1.50	7/2/10	1,200,000	1,203,249
Southeast Industrial Development
Agency, IDR (Unilock New York,
Inc. Project) (LOC; Bank One)	0.71	3/7/10	2,100,000 a	2,100,000
Susquehanna Valley Central School
District, GO Notes, BAN	1.50	7/30/10	1,000,000	1,003,306
Three Village Central School
District, GO Notes, TAN	1.00	6/30/10	3,540,000	3,546,556
Warren and Washington Counties
Industrial Development Agency,
IDR (Angiodynamics Project)
(LOC; Key Bank)	0.60	3/7/10	2,230,000 a	2,230,000
Westchester County Health Care
Corporation, CP (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Westchester County)	0.40	3/11/10	5,000,000	5,000,000
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Bank)	0.35	3/7/10	14,600,000 a	14,600,000

Total Investments (cost $433,667,178)	100.2%	433,667,178
Liabilities, Less Cash and Receivables	(.2%)	(1,030,651)
Net Assets	100.0%	432,636,527

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities amounted to $11,660,000 or 2.7% of net assets.

At February 28, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency

SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	433,667,178
Level 3 - Significant Unobservable Inputs	-
Total	433,667,178

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Money Market Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)